Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: July 10, 2020

Payment Date	7/15/2020
Collection Period Start	6/1/2020
Collection Period End	6/30/2020
Interest Period Start	6/15/2020
Interest Period End	7/14/2020

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$74,025,230.65	$41,590,672.23	$32,434,558.42	0.117092	Feb-21
Class A-2 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Jun-23
Class A-3 Notes	$441,000,000.00	$—	$441,000,000.00	1.000000	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$1,153,509,230.65	$41,590,672.23	$1,111,918,558.42

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,156,900,441.24	$1,115,309,769.01	0.822206
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,156,900,441.24	$1,115,309,769.01
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$74,025,230.65	1.63725%	ACT/360	$100,998.17
Class A-2 Notes	$475,000,000.00	1.64000%	30/360	$649,166.67
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$588,000.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$1,153,509,230.65			$1,572,777.73

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,156,900,441.24	$1,115,309,769.01
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,156,900,441.24	$1,115,309,769.01
Number of Receivable Outstanding	61,775	60,620
Weight Average Contract Rate	4.58%	4.57%
Weighted Average Remaining Term (months)	56	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,521,338.08
Principal Collections	$41,405,379.42
Liquidation Proceeds	$147,375.85
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,074,093.35
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,074,093.35

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$964,083.70	$964,083.70	$—	$—	$45,110,009.65
Interest - Class A-1 Notes	$100,998.17	$100,998.17	$—	$—	$45,009,011.48
Interest - Class A-2 Notes	$649,166.67	$649,166.67	$—	$—	$44,359,844.81
Interest - Class A-3 Notes	$588,000.00	$588,000.00	$—	$—	$43,771,844.81
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$43,605,055.06
First Allocation of Principal	$—	$—	$—	$—	$43,605,055.06
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$43,584,820.60
Second Allocation of Principal	$11,070,461.64	$11,070,461.64	$—	$—	$32,514,358.96
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$32,491,976.71
Third Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$18,926,976.71
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$18,901,770.28
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,337,770.28
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,337,770.28
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$1,946,559.69
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,946,559.69
Remaining Funds to Certificates	$1,946,559.69	$1,946,559.69	$—	$—	$—
Total	$46,074,093.35	$46,074,093.35	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,156,900,441.24	$1,115,309,769.01
Note Balance	$1,153,509,230.65	$1,111,918,558.42
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	23	$185,292.81
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	40	$147,375.85
Monthly Net Losses (Liquidation Proceeds)			$37,916.96
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.23%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$651,483.65
Cumulative Net Loss Ratio			0.05%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.10%	46	$1,130,926.06
60-89 Days Delinquent	0.01%	6	$121,727.07
90-119 Days Delinquent	0.01%	3	$63,930.90
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.12%	55	$1,316,584.03

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	7	$109,298.66
Total Repossessed Inventory	8	$135,239.50

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	9	$185,657.97
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.01%
Second Preceding Collection Period		0.01%
Preceding Collection Period		0.02%
Current Collection Period		0.02%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE

The Servicer is offering short-term payment extensions in response to the COVID-19 pandemic. Loans enrolled in short-term payment extensions continue to accrue interest with deferred loan payments extending the contractual term of the loan by the number of months deferred.

The table below presents accounts which received a short-term payment extension in the months of April, May & June 20202:

	April 2020				May 2020				June 2020
	Month-End Balance		# of Receivables		Month-End Balance		# of Receivables		Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)	($MM)	(%)	(#)	(%)	($MM)	(%)	(#)	(%)
1 Month Extensions	22.52	1.88%	1,022	1.63%	10.09	0.87%	457	0.74%	6.99	0.63%	312	0.51%
2 Month Extensions	1.45	0.12%	68	0.11%	0.13	0.01%	6	0.01%	0.22	0.02%	7	0.01%
2 Data table includes all short-term extensions granted during the applicable period, even if not granted as part of COVID-19 relief.